Income Taxes - Disclosure of Detailed Information About Components of Income Tax Expense (Loss) Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Income (loss) before income taxes	$ 14,768	$ (98,407)
Combined Canadian federal and provincial income tax rate	27.00%	27.00%
Expected income tax expense (recovery)	$ 3,987	$ (26,570)
Foreign exchange impact	(36,551)	(16,050)
Non-taxable income and non-deductible expenses	22,556	5,640
Impact of tax rate differences between jurisdictions	(20,276)	5,213
Change in estimates of prior year	4,493	2,750
Impact of Mexican inflation	(4,498)	(7,772)
Tax effect of changes in temporary differences for which no tax benefit has been recognized	16,708	33,505
Other	(535)	10,904
Total income tax (recovery) expense	(14,116)	7,620
Current tax expense	19,235	23,515
Deferred tax recovery	$ (33,351)	$ (15,895)